Long-term bank debt, current and non current, textuals 2 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Line Of Credit Facility [Line Items]
Weighted average interest rate	3.22%	3.28%
Interest costs incurred on bank-debt	$ 3,541	$ 3,282	$ 3,029
Commitment fee amount	$ 329	$ 0	$ 53